Lincoln Benefit Life Company

2940 S. 84th Street, 1B3

Lincoln, Nebraska 68506

Direct Dial Number (402) 328-5711

Facsimile (402) 328-6117

E-Mail sekar@allstate.com

May 1, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

RE:	Lincoln Benefit Life Variable Life Account (“Registrant”)
1933 Act File No. 333-100132
1940 Act File No. 811-9154

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:

(1)

the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above-referenced registration statement; and

(2)	Registrant electronically filed the text of the Amendment with the Commission.

Sincerely,

/s/ Sonya S. Ekart

Sonya S. Ekart

Associate Counsel